Schedule of borrowing transactions related party (Details) - Xiamen Xiqi Network Technology Co Ltd [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Repayments Amount	$ 1,221,773	$ 3,992,925	$ 4,970,289
Borrowing Amount	$ 970,077	$ 1,478,653	$ 5,605,046